AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2010

                REGISTRATION NOS.        2-86082
                                           811-0383301

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 51 [X]

AND

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52  [X]

MAINSTAY VP SERIES FUND, INC.
(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

Marguerite E. H. Morrison, Esq. MainStay VP Series Fund, Inc. 51 Madison Avenue New York, New York 10010	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

[  ]  Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2010 pursuant to paragraph (b)(1) of Rule 485
[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ]  on ________, pursuant to paragraph (a)(1) of Rule 485
[  ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY STATEMENT

This Post-Effective Amendment No. 51 to the Registration Statement of Mainstay VP Series Fund, Inc. (“Registrant”), is being filed to delay the effectiveness of Post-Effective Amendment No. 50, which was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on February 8, 2010 (Accession No. 0001144204-10-005993) (“PEA 50”). Parts A and B of PEA No. 50 are incorporated by reference herein in their entirety. A Part C (Other Information) is included in this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 51 is intended to become effective on May 1, 2010.

Part C. Other Information

Item 28.  EXHIBITS

a.   Articles of Incorporation

1.	Articles of Incorporation - Previously filed as Exhibit (a)(1) to Post-Effective Amendment No. 28 filed on April 14, 2000*

2.	Articles Supplementary - Previously filed as Exhibit (a)(2) to Post-Effective Amendment No. 28 filed on April 14, 2000*

3.	Articles of Amendment - Previously filed as Exhibit (a)(3) to Post-Effective Amendment No. 28 filed on April 14, 2000*

4.	Articles Supplementary - Previously filed as Exhibit (a)(4) to Post-Effective Amendment No. 31 filed on May 16, 2001*

5.	Articles of Amendment - Previously filed as Exhibit (a)(5) to Post-Effective Amendment No. 37 filed on May 13, 2003*

6.	Articles Supplementary - Previously filed as Exhibit (a)(6) to Post-Effective Amendment No. 37 filed on May 13, 2003*

7.	Articles Supplementary - Previously filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 filed on April 5, 2005*

8.	Articles of Amendment - Previously filed as Exhibit (a)(8) to Post-Effective Amendment No. 41 filed on April 5, 2005*

9.	Articles Supplementary - Previously filed as Exhibit (a)(9) to Post-Effective Amendment No. 44 filed on December 21, 2005*

10.	Articles of Amendment - Previously filed in Registrant's Form N-SAR for the period ended December 31, 2006, filed on March 1, 2007*

11.	Articles Supplementary - Previously filed as Exhibit (a)(11) to Post-Effective Amendment No. 47 filed on April 5, 2007*

12.	Articles Supplementary - Previously filed as Exhibit (a)(11) to Post-Effective Amendment No. 48 filed on April 4, 2008*

13.	Articles Supplementary - Previously filed as Exhibit (a)(11) to Post-Effective Amendment No. 48 filed on April 4, 2008*

b.	By-Laws

1.	Amended and Restated By-Laws of Registrant - Previously filed in Registrant's Form N-SAR for the period ended December 31, 2006, filed on March 1, 2007*

c.	Instruments Defining Rights of Security Holders

1.	Form of Specimen Certificate for shares of common stock of newly created Portfolios - Previously filed as Exhibit (c) to Post-Effective Amendment No. 28 filed on April 14, 2000*

d.	Investment Advisory Contracts

1.
Amended and Restated Management Agreement dated August 1, 2008 between the Registrant and New York Life Investment Management LLC. – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 49 on April 14, 2009*

(i)    Notice of Fee Waiver between Registrant and New York Life Investment Management LLC. on behalf of the ICAP Select equity Portfolio dated May 1, 2008 – Previously filed as Exhibit (d)(1)(i) to Post-Effective Amendment No. 49 on April 14, 2009*

2.
Form of Subadvisory Agreement between New York Life and Lord, Abbett & Co. on behalf of the Developing Growth Portfolio - Previously filed as Exhibit (d)(9) to Post-Effective Amendment No. 24 filed on February 13, 1998*

3.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated August 1, 2008 – Previously filed as Exhibit (d)(3) to Post-Effective Amendment No. 49 on April 14, 2009*

4.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated August 1, 2008 – Previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 49 on April 14, 2009*

(i)
Amendment to the August 1, 2008 Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated February 27, 2009 – Previously filed as Exhibit (d)(4)(i) to Post-Effective Amendment No. 49 on April 14, 2009*

5.
Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated January 1, 2009 – Previously filed as Exhibit (d)(5) to Post-Effective Amendment No. 49 on April 14, 2009*

6.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Winslow Capital Management Inc. dated December 26, 2008 – Previously filed as Exhibit (d)(6) to Post-Effective Amendment No. 49 on April 14, 2009*

e.	Underwriting Contracts

1.	Amended and Restated Distribution and Service Agreement - Previously filed as Exhibit (e) to Post-Effective Amendment No. 46 filed on April 7, 2006*

f.	Not Applicable

g.	Custodian Agreements

1.	Master Custodian Agreement with Investors Bank & Trust Company - Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 46 filed on April 7, 2006*

(i)
Amendment dated December 7, 2007 to Master Custodian Agreement with State Street Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g) (1) (i) to Post-Effective Amendment No. 48 filed on April 4, 2008*

(ii)	Extension Agreement dated January 31, 2008 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(ii) to Post-Effective Amendment No. 48 filed on April 4, 2008*

(iii)	Amendment dated April 30, 2008 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(iii) to Post-Effective Amendment No. 49 on April 14, 2009*

(iv)	Amendment dated September 29, 2008 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(iv) to Post-Effective Amendment No. 49 on April 14, 2009*

(v)	Amendment dated February 13, 2009 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(v) to Post-Effective Amendment No. 49 on April 14, 2009*

(vi)	Master Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(3) to Post-Effective amendment No. 46 filed on April 7, 2006*

(vii)
Amendment dated December 7, 2007 to Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(2)(i) to Post –Effective Amendment No. 48 on April 4, 2008*

(viii)	Amendment dated April 30, 2008 to the Master Delegation Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(viii) to Post-Effective Amendment No. 49 on April 14, 2009*

(ix)	Amendment dated September 29, 2008 to the Master Delegation Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(ix) to Post-Effective Amendment No. 49 on April 14, 2009*

(x)	Amendment dated February 13, 2009 to the Master Delegation Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(x) to Post-Effective Amendment No. 49 on April 14, 2009*

h.	Other Material Contracts

1.	Addendum to the Fund Participation Agreement - Previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 46 filed on April 7, 2006*

2.	Form of Stock License Agreement relating to the use of the New York Life name and service marks - Previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 28 filed on April 14, 2000*

3.
Administration Agreement between MainStay VP Series Fund, Inc. and New York Life Insurance and Annuity Corporation – Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 30 filed on April 13, 2001*

(i)	Form of Substitution Agreement substituting NYLIM for New York Life - Filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 30 filed on April 13, 2001*

4.	Administration Agreement Supplements - Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 41 filed on April 5, 2005*

5.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company – Previously filed as Exhibit 5 to Post Effective Amendment No. 48 filed on April 4, 2008*

(i)
Amendment dated December 7, 2007 to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company - Previously filed as Exhibit 5 (i) to Post Effective Amendment No. 48 filed on April 4, 2008*

(ii)
Extension Agreement dated January 31, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement dated June 30, 2005 – Previously filed as Exhibit (h)(5)(ii) to Post-Effective Amendment No. 48 filed on April 4, 2008*

(iii)	Amendment dated April 30, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed as Exhibit (h)(5)(iii) to Post-Effective Amendment No. 49 on April 14, 2009*

(iv)	Amendment dated September 29, 2008 Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed as Exhibit (h)(5)(iv) to Post-Effective Amendment No. 49 on April 14, 2009*

(v)	Amendment dated February 13, 2008 Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed as Exhibit (h)(5)(v to Post-Effective Amendment No. 49 on April 14, 2009*

i.	Legal Opinions

1.	Legal Opinion of Dechert LLP - Previously filed as Exhibit(i) to Post-Effective Amendment No. 47 filed on April 5, 2007*

j.	Other Opinions

1.	Consent of Independent Registered Public Accounting Firm to MainStay VP Series Fund, Inc. – To be filed by amendment

k.	Not applicable

l.	Initial Capital Agreements

1.	Form of Initial Stock Subscription Letter - Previously filed as Exhibit (l)(1) to Post-Effective Amendment No. 1 filed on August 24, 1983*

2.	Form of Investment Undertaking - Previously filed as Exhibit (l)(2) to Post-Effective Amendment No. 1 filed on August 24, 1983*

m.	Rule 12b-1 Plan

1.	Amended and Restated Distribution and Service Plan – Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 46 filed on April 7, 2006*

2.	12b-1 Plan Services Agreement - Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 46 filed on April 7, 2006*

n.	Rule 18f-3 Plans

1.	Amended 18f-3 Plan - Previously filed as Exhibit (n) to Post-Effective Amendment No. 44 filed on December 31, 2005*

p.	Codes of Ethics

1.
The MainStay Funds/Eclipse Funds/Eclipse Funds Inc./ICAP Funds/MainStay VP Series Fund, Inc. Code of Ethics dated December 2008 – Previously filed as Exhibit (p)(1) to Post-Effective Amendment No. 49 on April 14, 2009*

2.	Winslow Capital Management, Inc. - Previously filed as Exhibit (p)(3) to Post-Effective Amendment No. 44 filed on December 21, 2005*

4.	Institutional Capital LLC - Previously filed as Exhibit (p)(5) to Post-Effective Amendment No. 47 filed on April 5, 2007*

5.	MacKay Shields LLC – Previously filed as Exhibit (p)(5) to Post-Effective Amendment No. 49 on April 14, 2009*

6.	NYLIM Holdings LLC Code of Ethics - Previously filed as Exhibit (p)(6) to Post-Effective Amendment No. 49 on April 14, 2009*

Other Exhibits:

1.	Powers of Attorney - Previously filed as Exhibits to Post-Effective Amendment No. 1 to Registrant's Form N-14 (333-141510) filed on September 21, 2007*

2.	Power of Attorney by John Y. Kim - Previously filed as Exhibit 2 to Post-Effective Amendment No. 49 on April 14, 2009*
_____________________
*    Incorporated herein by reference

Item 29. PERSONS CONTROLLED OR UNDER COMMON CONTROL WITH REGISTRANT

Shares of the Registrant are currently offered only to separate accounts of New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), for allocation to, among others, NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III , NYLIAC Variable Annuity Separate Account-IV, NYLIAC MFA Separate Account I, NYLIAC MFA Separate Account II, VLI Separate Account,  NYLIAC Variable Universal Life Separate Account-I, NYLIAC Variable Universal Life Separate Account-II, Corporate Sponsored Variable Universal Life Separate Account I, Private Placement Variable Universal Life Separate Account I and Private Placement Variable Universal Life Separate Account II (the Variable Separate Accounts). The Accounts are segregated asset accounts of NYLIAC. NYLIAC has provided the initial investment in the Accounts; and its affiliates, New York Life Investment Management LLC and MacKay Shields, serve as investment advisers to the Portfolios.

The following chart indicates the persons controlled by New York Life. Ownership is 100% unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly.

Name of Organization (Jurisdiction)[1]

The MainStay Funds[2] (Massachusetts)
Eclipse Funds, Inc.[2] (Maryland)
Eclipse Funds[2] (Massachusetts)
MainStay VP Series Fund, Inc.[2] (Maryland)
ICAP Funds, Inc.[2] (Maryland)
MainStay Funds Trust[2] (Delaware)

New York Life Investment Management Holdings LLC (Delaware)
MacKay Shields LLC (Delaware)
MacKay Shields General Partner (L/S) LLC (Delaware)
MacKay Municipal Managers Opportunities GP LLC (Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC (Delaware)
Madison Capital Funding LLC (Delaware)
MCF Co-Investment GP, LLC
MCF Capital Management LLC
Madison Square Investors LLC
Madison Square Investors Large-Cap Enhanced Index Fund GP, LLC (Delaware)
Madison Square Investors U.S. Large-Cap Core 130/30 Fund GP, LLC (Delaware)
Madison Square Investors Asian Equity Market Neutral Fund GP, LLC (Delaware)
Madison Square Investors European Equity Market Neutral Fund GP, LLC (Delaware)
McMorgan & Company LLC (Delaware)
NYLCAP Manager LLC (Delaware)

New York Life Capital Partners, LLC (Delaware)
New York Life Capital Partners II, LLC (Delaware)
New York Life Capital Partners III GenPar GP, LLC (Delaware)
NYLIM Mezzanine GenPar GP, LLC (Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC (Delaware)

NYLCAP India Funding LLC (Delaware)
NYLIM – JB Asset Management Co. (Mauritius) LLC [3] (24.66%) (Mauritius)
NYLCAP India Funding III LLC (Delaware)
NYLIM-JB Asset Management Co. III (Mauritius) LLC (24.66%)

NYLCAP Select Manager GenPar GP, LLC
NYLIM-JB Asset Management Co. III (Mauritius) LLC (24.66%)
New York Life Capital Partners IV GenPar GP, LLC (Delaware)
NYLCAP Canada GenPar Inc. (Canada)
NYLCAP Mezzanine Partners II GenPar Gp, LLC (Delaware)
NYLCAP Select Manager GenPar GP, LLC (Delaware)

NYLIM Service Company LLC (Delaware)
New York Life Investment Management LLC (Delaware)
NYLIM GP, LLC (Delaware)
NYLIM Fund II GP, LLC (Delaware)

New York Life Investment Management (U.K.) Limited (United Kingdom)
NYLIM-GCR Fund I LLC (Delaware)

NYLIM U.S. Core Equity Market Neutral Fund GP LLC (Delaware)

NYLIFE Distributors LLC (Delaware)
NYLIM Real Estate Inc. (Delaware)
NYLCAP Holdings (Mauritius) (Mauritius)
Institutional Capital LLC (Delaware)
New York Life Insurance and Annuity Corporation (Delaware)
Pacific Square Investments LLC (Delaware)
29 Park Investments No. 2 Limited (Cayman Islands)
New York Life International LLC (Delaware)
New York Life Insurance Taiwan Corporation (Taiwan)
Maxima S.A. AFJP . (Argentina) (40%)
SEAF Sichuan SME Investment Fund LLC (Delaware) (39.98%)
HSBC New York Life Seguros de Vida (Argentina) S.A.[3] (Argentina) (40%)
HSBC New York Life Seguros de Retiro (Argentina) S.A.[3] (Argentina)(40%)
Maxima S.A. AFJP[4] (40%) (Argentina)
New York Life Insurance Limited (South Korea)
New York Life Insurance Worldwide Limited (Bermuda) (96.03%)
New York Life International Holdings Limited (Mauritius) 95.4%)
Max New York Life Insurance Company Limited[3](26%) (India) Servicios Corporativos SMNYL, S.A. de C.V. (Mexico) (99%) Centro de Capacitacion Monterry, A.C. (Mexico) (99.791%)
New York Life International India Fund (Mauritius) LLC (90%) (Mauritius)

NYL Cayman Holdings Ltd. (Cayman Islands)
New York Life Worldwide Capital, LLC. (Delaware)
Fianzas Monterrey, S.A. (99.95%) (Mexico)
Operadora FMA, S.A. de C.V. (99%) (Mexico)
New York Life Insurance Taiwan Corporation (Taiwan)
NYL-HK Capital Planning LLC (Delaware)
NYLIFE Thailand, Inc. (Delaware)
PMCC Ltd. (49%)(Thailand)

NYL Data Center Limited ((99.97%) (Thailand)
NYLI-VB Asset Management Co. (Mauritius) LLC (90%) (Mauritius)
Siam Commercial New York Life Insurance Public Company Limited (47.33%) (Thailand)
Seguros Monterrey New York Life, S.A. de C.V.(99.996%) (Mexico)

Administradora de Conductyos SMNYL, S.A. de C.V. (Mexico) (99%)
NYL Cayman Ltd. (Cayman Islands)
NYLIFE LLC (Delaware)
Eagle Strategies Corp. (Arizona)
Express Scripts, Inc.[4] (7.13%) (Delaware)
New York Life Capital Corporation (Delaware)
Monetary Research Limited (Bermuda) NYL Management Limited (United Kingdom)
New York Life Trust Company (New York)
NYL Executive Benefits LLC (Delaware)
NYLIFE Securities LLC (Delaware)
NYLINK Insurance Agency Incorporated (Delaware)
NYLUK I Company (United Kingdom)
NYLUK II Company (United Kingdom)
Gresham Mortgage (United Kingdom)
W Construction Company (United Kingdom)
WUT (United Kingdom)
WIM (AIM) (United Kingdom)
NYLIFE Insurance Company of Arizona (Arizona)
Biris Holdings LLC (Delaware)
Silver Spring, LLC (Delaware)
Haier New York Life Insurance Company Limited (PRC) (China) (50%)[3]
NYL Wind Investments LLC (Delaware)
29 Park Investments no. 1 Ltd. (Cayman Islands)
NYLIFE Real Estate Holdings, LLC (Delaware) Huntsville NYL LLC (Delaware)
NYLMDC – King of Prussia, LLC
NYMH – Attleboro MA, LLC
NYMH – Ennis GP, LLC
NYMH – Farmingdale New York, NY LLC
NYMH – Houston GP, LLC
NYMH – Freeport GP, LLC
NYMH – Plano GP, LLC
NYMH – San Antonio GP, LLC
NYMH – Stephenville GP, LLC
NYMH – Taylor GP, LLC
SCP 2005-C21-002 LLC (Delaware)
SCP 2005-C21-003 LLC (Delaware)
SCP 2005-C21-006 LLC (Delaware)
SCP 2005-C21-007 LLC (Delaware)
SCP 2005-C21-008 LLC (Delaware)
SCP 2005-C21-009 LLC (Delaware)
SCP 2005-C21-017 LLC (Delaware)
SCP 2005-C21-018 LLC (Delaware)
SCP 2005-C21-021 LLC (Delaware)
SCP 2005-C21-025 LLC (Delaware)
SCP 2005-C21-031 LLC (Delaware)
SCP 2005-C21-036 LLC (Delaware)
SCP 2005-C21-041 LLC (Delaware)
SCP 2005-C21-043 LLC (Delaware)

SCP 2005-C21-044 LLC (Delaware)
SCP 2005-C21-048 LLC (Delaware)
SCP 2005-C21-061 LLC (Delaware)
SCP 2005-C21-063 LLC (Delaware)
SCP 2005-C21-067 LLC (Delaware)
SCP 2005-C21-069 LLC (Delaware)
SCP 2005-C21-070 LLC (Delaware)

[1]
By including the indicated organizations in this list, New York Life is not stating or admitting that said organizations are under its actual control.  Information provided in this list is as of October 31, 2009.

[2]
These entities are registered investment companies for which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services.  They are not subsidiaries of New York Life but are included for informational purposes only.

[3] This entity is included in this listing for informational purposes only. It is New York Life’s position that neither New York Life nor any of its affiliates controls this entity.
[4]
Includes shares owned directly by New York Life.  This entity is included in this listing for informational purposes only.  It is New York Life’s position that neither New York Life nor any of its affiliates controls this entity.

*This list does not serve as an admission that the Funds consider all of these to be “affiliates

Item 30. INDEMNIFICATION

A. Maryland Law and By-Laws.

Our charter requires us to indemnify our current and former directors and officers to the maximum extent permitted by the Maryland General Corporation Law (the "MGCL"). Our Bylaws require us to indemnify or advance expenses to our directors and officers to the extent permitted or required by the MGCL, provided that indemnification or advance of expenses to any person other than a director must be specifically approved by resolution of the Board of Directors.

MGCL requires us to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made a party by reason of his service as a director or officer. MGCL permits us to indemnify our present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding unless it is established that:

1. the act or omission was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty;

2. the director or officer actually received an improper personal benefit in money, property or services; or

3. in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful.

A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the prescribed standard of conduct is not met. However, indemnification or an adverse judgment in a suit by us or in our right, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.

In addition, MGCL permits us to advance reasonable expenses to a director or officer upon receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed if it is ultimately determined that the standard of conduct was not met.

Notwithstanding MGCL, the Investment Company Act of 1940 does not allow the protection of any director or officer against liability to us or our security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

In addition, each Director has entered into a written agreement with the Fund pursuant to which the Fund is contractually obligated to indemnify the Director to the fullest extent permitted by law and by the Articles of Incorporation and Bylaws of the Fund.

B. Insurance.

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

C. Securities and Exchange Commission Position.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

New York Life Investments

New York Life Investment Management LLC ("New York Life Investments”) acts as the investment adviser for each series of the following open-end registered management investment companies: The MainStay Funds, Eclipse Funds, Inc., Eclipse Funds, ICAP Funds, Inc., MainStay VP Series Fund, Inc. and MainStay Funds Trust.

Certain information on each executive officer of New York Life Investments is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of New York Life Investments is 51 Madison Avenue, New York, NY 10010.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Gary E. Wendlandt	Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee
Vice Chairman of the Board and Chief Investment Officer of New York Life Insurance Company; Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director and Member of the Audit Committee of Fianzas Monterrey, S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director and Member of the Audit Committee of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee and Compensation Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC, Madison Square Investors LLC  and McMorgan & Company LLC; Manager and Member  of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital India Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Vice Chairman in charge of Investment & Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman and Second Vice President of HSBC New York Life Seguros de Vida (Argentina) S.A. and HSBC New York Life Seguros de Retiro (Argentina) S.A.; Member of the Valuation Sub-Committee of Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and the MainStay Funds

John Y. Kim	Manager; President and Chief Executive Officer
Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager, Member of the Audit Committee and Chairman of the Compensation Committee, MacKay Shields LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the  Compensation Committee, NYLCAP Manager LLC, Madison Square Investors LLC and Institutional Capital LLC; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation; Trustee of Eclipse Funds, MainStay Funds Trust and the MainStay Funds; Director of Eclipse Funds Inc., ICAP Funds, Inc. and MainStay VP Series Fund, Inc.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Frank J. Ollari	Executive Vice President
Executive Vice President of New York Life Investment Management Holdings LLC; Manager and Member of the Audit Committee of NYLCAP Manager LLC; Director of NYLIM Real Estate Inc.; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Manager of Madison Capital Funding LLC

David G. Bedard	Senior Managing Director; Chief Financial Officer	Senior Managing Director and Chief Financial Officer of New York Life Investment Management Holdings LLC; Senior Managing Director and Chief Financial Officer of NYLIFE Distributors LLC
Stephen P. Fisher	Senior Managing Director; Chief Marketing Officer
Manager, President and Chief Operating Officer of NYLIFE Distributors LLC; Chairman of the Board of NYLIM Service Company; President of The Mainstay Funds, Eclipse Funds, Eclipse Funds Inc., Mainstay VP Series Fund, Inc., ICAP Funds, Inc. and MainStay Funds Trust

Alison H. Micucci	Senior Managing Director	Senior Vice President of New York Life Insurance Company
Susan L. Paternoster	Senior Managing Director; Head of Information Technology	None
George S. Shively	Senior Managing Director; General Counsel; Secretary
Senior Managing Director, General Counsel and Secretary of New York Life Investment Management Holdings LLC; Senior Vice President and Associate General Counsel of New York Life Insurance Company; Assistant Secretary of Institutional Capital LLC, Secretary of MacKay Shields LLC and Assistant Secretary of Madison Capital Funding LLC; Assistant Secretary of Madison Square Investors LLC and McMorgan & Company LLC

Jefferson C. Boyce	Senior Managing Director
Director and Member of the Executive, and Management and Investment Committees of New York Life Trust Company; Senior Managing Director - New York Life Relationship Management of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company; Senior Vice President – Investments of New York Life Foundation

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Thomas A. Clough	Senior Managing Director
Chairman of the Board and Member of the Examining and Audit Committee and Chairman of the Management and Investment Committee of New York Life Trust Company; Senior Managing Director - Retirement Services of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company

Allan Dowiak	Senior Managing Director	None
Anthony R. Malloy	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Senior Vice President of NYLIFE Insurance Company of Arizona
Donald A. Salama	Senior Managing Director	Senior Managing Director
John E. Schumacher	Senior Managing Director
Manager and Chief Executive Officer of NYLCAP Manager LLC; Principal of New York Life Capital Partners II, L.L.C.; Director of NYLCAP Holdings (Mauritius); Chief Executive Officer of New York Life Capital Partners III Genpar GP, LLC; Principal of New York Life Capital Partners L.L.C.; Chief Executive Officer of NYLIM Mezzanine GenPar GP, LLC; Chief Executive Officer of NYLCAP Mezzanine Partners III GenPar GP, LLC;  Sole Director and Chief Executive Officer of NYLCAP III RBG Corp. and NYLCAP III-A RBG Corp.; Manager of NYLIM-JB Asset Management Co. (Mauritius) LLC and Director of NYLIM- Jacob Ballas Asset Management Co. III (Mauritius) LLC

Richard C. Schwartz	Senior Managing Director	Investment Officer of New York Life Trust Company; Senior Vice President of New York Life Insurance Company

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Mark W. Talgo	Senior Managing Director
President and Member of the Investment Committee of NYLIM Fund II GP, LLC; Director and President of NYLIM Real Estate Inc.; Executive Vice President of McMorgan & Company LLC; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Director of NYL Management Limited

Julia A. Warren	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Co.
John C. Siciliano	Manager, Senior Managing Director and Head of Investment Boutiques
Manager and Senior Managing Director of New York Life Investment Management Holdings LLC; Manager and member of the Audit Committee of NYLIFE Distributors LLC; Manager and Member of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLC

Sara L. Badler	Senior Managing Director	Senior Managing Director and Chief Compliance Officer of New York Life Investment Management Holdings LLC
Drew E. Lawton	Senior Managing Director	None

MacKay Shields

MacKay Shields LLC ("MacKay Shields") acts as the subadvisor for certain series of the following open-end registered management investment companies: Eclipse Funds Inc., The MainStay Funds, MainStay Funds Trust and MainStay VP Series Fund, Inc.

Certain information on each executive officer of MacKay Shields is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee.  The address of MacKay Shields is 9 West 57th Street, New York, NY 10029.

NAME	POSITION(S) WITH MACKAY SHIELDS LLC	OTHER BUSINESS
Lucille Protas	Senior Managing Director, Chief Operating Officer and Treasurer	Executive Vice President of New York Life Trust Company
Gary L. Goodenough	Senior Managing Director	Senior Managing Director, New York Life Investment Management LLC
Ellen Metzger	Senior Managing Director and General Counsel	None
J. Matthew Philo	Senior Managing Director	None
Rupal J. Bhansali	Senior Managing Director	Senior Vice President, NY Life Insurance and Annuity Corporation
Edward Silverstein	Managing Director	None
Rene Bustamante	Managing Director and Chief Compliance Officer	None
Michael Corker	Managing Director and Chief Financial Officer	None
Robert DiMella	Senior Managing Director	None
John Loffredo	Senior Managing Director	None
Maureen M. McFarland	Senior Managing Director	None
James A. Ramsay	Senior Managing Director	Senior Managing Director of New York Life Investment Management LLC
Dan C. Roberts	Senior Managing Director	None
Jae S. Yoon	Senior Managing Director	None
Louis N. Cohen	Managing Director	None
David Dowden	Managing Director	None
Luann P. Gilhooly	Managing Director	None
Therese M. Hernandez	Managing Director	None

NAME	POSITION(S) WITH MACKAY SHIELDS LLC	OTHER BUSINESS
Kirk Hashevaroff	Managing Director	None
Michael J. Kimble	Managing Director	None
Steven H. Rich	Managing Director	None
Virginia E. Rose	Managing Director	None
Michael A. Snyder	Managing Director	None
Gregory M. Spencer	Managing Director	None
Denise M. Spillane	Managing Director	None
Brian Stewart	Managing Director	None
Andrew M. Susser	Managing Director	None
Taylor B. Wagenseil	Managing Director	None
James S. Wolf	Managing Director	None

Madison Square Investors LLC

Madison Square Investors LLC ("Madison Square Investors") acts as the subadvisor for certain series of the following open-end registered management investment companies:  Eclipse Funds, The MainStay Funds, MainStay Funds Trust and MainStay VP Series Fund, Inc.

Certain information on each executive officer of Madison Square Investors is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee.  The address of Madison Square Investors 1180 Avenue of the Americas, New York, NY 10036.

NAME	POSITION(S) WITH MADISON SQUARE INVESTORS	OTHER BUSINESS

John Y. Kim	Chairman
Manager; President and Chief Executive Officer, New York Life Investment Management LLC; Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager, Member of the Audit Committee and Chairman of the Compensation Committee, MacKay Shields LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the  Compensation Committee, NYLCAP Manager LLC, Madison Square Investors LLC and Institutional Capital; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation

NAME	POSITION(S) WITH MADISON SQUARE INVESTORS	OTHER BUSINESS
John H. Siciliano	Manager
Manager, Senior Managing Director and Head of Investment Boutiques, New York Life Investment Management LLC; Manager of New York Life Investment Management Holdings LLC; Manager and member of the Audit Committee of NYLIFE Distributors Manager and Member of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLC

Michael E.Sproule	Manager	None

Gary E. Wendlandt	Manager
Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee, New York Life Investment Management LLC; Vice Chairman of the Board and Chief Investment Officer of New York Life Insurance Company; Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director and Member of the Audit Committee of Fianzas Monterrey, S.A.; Second Vice Chairman of HSBC New York Life Seguros de Retiro (Argentina) S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director and Member of the Audit Committee of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee and Compensation Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC, Madison Square Investors LLC  and McMorgan & Company LLC; Manager and Member  of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital India Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Vice Chairman in charge of Investment & Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman and Second Vice President of HSBC New York Life Seguros de Vida (Argentina) S.A. and HSBC New York Life Seguros de Retivo (Argentina) S.A.

NAME	POSITION(S) WITH MADISON SQUARE INVESTORS	OTHER BUSINESS
Tony H.Elavia	Chief Executive Officer
Senior Managing Director, New York Life Investment Management LLC; Executive Vice President of New York Life Trust Company; Senior Vice President of New York Life Insurance and Annuity Corporation; Manager and Chief Executive Officer of Madison Square Investors LLC

Michael P. Maquet	President and chief Operating Officer	Senior Managing Director, New York Life Investment Management LLC
Susan L. Evans	Managing Director	None
Harvey J. Fram	Managing Director	None
Harish P. Kumar	Managing Director	None
Francis Ok	Managing Director	None
Tara McAleer	Director and Chief Compliance Officer	Director and Chief Compliance Officer, New York Life Invetment Management LLC
Jennifer Oberschewen	Director and Chief Financial Officer	None
Martin J. Mickus	Managing Director	None

ICAP

Institutional Capital LLC (“ICAP”) acts as the subadvisor for certain series of the following open-end registered management investment companies: The MainStay Funds, MainStay Funds Trust and MainStay VP Series Fund, Inc. Certain information on each executive officer of ICAP is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of ICAP is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

NAME	POSITION(S) WITH INSTITUTIONAL CAPITAL LLC	OTHER BUSINESS
Jerrold K. Senser	Manager, Chief Executive Officer and Chief Investment Officer	Senior Vice President, New York Life Insurance Company
Paula L. Rogers	Manager and President	None
Thomas R. Wenzel	Executive Vice President and Director of Research	None
Brian Franc	Executive Vice President and Chief Compliance Officer	None
Robert J. Lukaszewicz	Executive Vice President and Chief Financial Officer	None
Michael F. Citrano	Executive Vice President and Director of MIS	None
Kain D. Cederberg	Executive Vice President and Director of Trading	None
John P. Garrett	Senior Vice President	None
Keith D. Watson	Executive Vice President and Head of Consultant Relationships	None
Scott E. Weisenberger	Executive Vice President and Director of Business Development and Client Services	None
Benjamin H. Bielawski	Senior Vice President	None
Jeffrey A. Miller	Senior Vice President	None
Kathleen C. Pease	Senior Vice President	None
Andrew P. Starr	Senior Vice President	None
Robert D. Stoll	Senior Vice President	None
Matthew T. Swanson	Senior Vice President	None
William Van Tuinen	Senior Vice President	None
Susan F. Lippa	Senior Vice President	None
Toireasa H. Moran	Senior Vice President	None
Kelly A. O'Kelly	Senior Vice President and Chief Marketing Officer	None
Joel A. Shapiro	Senior Vice President	None

Winslow

Winslow Capital Management, Inc. ("WCM") acts as the subadvisor for certain series of the following open-end registered management investment companies: The MainStay Funds and MainStay VP Series Fund, Inc. Certain information on each executive officer of WCM is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of each of the entities listed below is 4720 IDS Tower, 80 South Eighth Street, Minneapolis, MN 55402.

NAME	POSITION(S) WITH WINSLOW CAPITAL	OTHER BUSINESS
Jean A. Baillon	Senior Managing Director, Chief Administrative Officer and Chief Financial Officer	None
Clark J. Winslow	CEO, CIO, Portfolio Manager; President of Winslow Family Foundation	None
Justin H. Kelly	Senior Managing Director and Portfolio Manager	None
R. Bart Wear	Senior Managing Director and Portfolio Manager	None

EPOCH

Epoch Investment Partners, Inc. (“Epoch”) acts as the subadvisor for certain series of the following open-end registered management investment companies: MainStay Funds Trust, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc. and The MainStay Funds.

Certain information on each executive officer of Epoch is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of Epoch is 640 Fifth Avenue, 18th Floor, New York, New York 10019.

NAME	POSITION(S) WITH EPOCH / PRINCIPAL OCCUPATION
Adam Borak	Chief Financial Officer
J. Philip Clark	Executive Vice President
David N. Pearl	Executive Vice President
Timothy T. Taussig	President and Chief Operating Officer
William W. Priest	Managing Director, Chief Executive Officer and Chief Investment Officer

ITEM 32. PRINCIPAL UNDERWRITERS

a.           NYLIFE Distributors LLC acts as the principal underwriter for:

Eclipse Funds Inc. (File No. 33-36962)
Eclipse Funds (File No. 33-08865)
ICAP Funds, Inc. (File No. 33-86006)
MainStay VP Series Fund, Inc. (File No. 2-86082)
The MainStay Funds (File No. 33-02610)
MainStay Funds Trust (File No. 333-160918)
NYLIAC Variable Universal Life Separate Account I
NYLIAC Multi-Funded Annuity Separate Account I
NYLIAC Multi-Funded Annuity Separate Account II
NYLIAC Variable Annuity Separate Account I
NYLIAC Variable Annuity Separate Account II
NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Life Insurance Separate Account
NYLIAC Corporate Sponsored Variable Universal Life Separate Account I
NYLIAC Institutionally Owned Life Insurance Separate Account

b.

NAME	POSITION(S) WITH NYLIFE DISTRIBUTORS LLC	OTHER BUSINESS
John Y. Kim	Chairman of the Board and Chief Executive Officer	None
Christopher O. Blunt	Manager and Executive Vice President, Retirement Income Security	None
John A. Cullen	Manager and Chairman of the Audit Committee	None
Stephen P. Fisher	Manager, President and Chief Operating Officer	President
Scott L. Berlin	Executive Vice President, Life Distribution	None
Robert J. Hebron	Executive Vice President, Executive Benefits	None
John R. Meyer	Executive Vice President, Retirement Income Security	None
John Santaguida	Executive Vice President, McMorgan Distribution	None
Jefferson C. Boyce	Senior Managing Director, New York Life Relationship Management	None

NAME	POSITION(S) WITH NYLIFE DISTRIBUTORS LLC	OTHER BUSINESS
Thomas A. Clough	Senior Managing Director, Retirement Services	None
Barbara McInerney	Senior Managing Director, Compliance	None
Donald A. Salama	Senior Managing Director, Retirement Services	None
David L. Bangs	Managing Director, NYLCAP Institutional Sales	None
Michael D. Coffey	Senior Managing Director, Retirement Income Security	None
Philip L. Gazzo	Managing Director, Retirement Income Security	None
Mark A. Gomez	Managing Director and Chief Compliance Officer	None
David G. Bedard	Senior Managing Director and Chief Financial Officer	None
Joseph J. Henehan	Managing Director, Retirement Services	None
Marguerite E. H. Morrison	Managing Director and Secretary	Chief Legal Officer and Secretary
Christopher V. Parisi	Managing Director, Retirement Income Security	None
Amanda Parness	Managing Director, Institutional Sales	None
Steven Sexeny	Managing Director, Madison Square Investors Institutional Products Distribution	None
Stephen Fiacco	Managing Director, Retirement Income Security	None
John C. Siciliano	Manager and Member of Audit Committee	None
Rebekah M. Mueller	Managing Director, Retirement Services	None
Penny Nelson	Manager and Managing Director, Operations	None
Mark S. Niziak	Managing Director, Retirement Services	None

c.   Inapplicable.

Item 33. LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054, at MacKay Shields LLC, 9 West 57th Street, New York, NY 10019; and New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010. Records relating to the Registrant's transfer agent are maintained by MainStay Shareholder Services, 169 Lackawanna Avenue, Parsippany, NJ 07054. Records relating to the Registrant's custodian are maintained by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900.

Item 34. MANAGEMENT SERVICES

Inapplicable.

Item 35. UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 6th day of April, 2010.

MAINSTAY VP SERIES FUND, INC. By: /s/ Stephen P. Fisher Stephen P. Fisher President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 51 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 6,  2010.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Director and Chairman of the Board
Susan B. Kerley

/s/ John Y. Kim*	Director
John Y. Kim

/s/ Alan R. Latshaw*	Director
Alan R. Latshaw

/s/ Peter Meenan*	Director
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Director
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Director
Richard S. Trutanic

/s/ Roman L. Weil*	Director
Roman L. Weil

/s/ John A. Weisser*	Director
John A. Weisser

By:  /s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial
and Accounting Officer

By:  /s/ Marguerite E. H. Morrison
Marguerite E. H. Morrison
As Attorney-in-Fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED.